Stock-based Compensation	6 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation
STOCK-BASED COMPENSATION

The Company has equity incentive plans that provide for the award of incentive and nonqualified stock options, restricted stock awards ("RSAs") and restricted stock units ("RSUs") to personnel and directors who provide services to the Company, including personnel and directors who also provide services to SunEdison, Inc. and TerraForm Global, Inc. The maximum contractual term of an award is ten years from the date of grant. As of June 30, 2017, an aggregate of 3,749,032 shares of Class A common stock were available for issuance under these plans. Upon exercise of stock options or the vesting of the RSUs, the Company will issue shares that have been previously authorized to be issued.

Historically, stock-based compensation costs related to equity awards in the Company's stock were allocated to the Company, SunEdison, Inc. and TerraForm Global, Inc. based on the relative percentage of time that the personnel and directors spent providing services to the respective companies. As of January 1, 2017, the Company hired certain former employees of SunEdison who provided dedicated services to the Company. The amount of stock-based compensation expense related to equity awards in the Company's stock which has been awarded to the Company's employees was $1.8 million and $3.3 million during the three and six months ended June 30, 2017, respectively, as compared to $0.9 million and $1.3 million for the same periods in the prior year, and is reflected in the unaudited condensed consolidated statements of operations within general and administrative expenses. The total amount of stock-based compensation cost related to equity awards in the Company's stock which has been allocated to SunEdison, Inc. and TerraForm Global, Inc. was $0.3 million and $0.5 million for the three and six months ended June 30, 2017, respectively, as compared to $1.5 million and $1.6 million for the same periods in the prior year and is recognized as a distribution to SunEdison within Net SunEdison investment on the unaudited condensed consolidated statement of stockholders' equity with no impact to the Company's unaudited condensed consolidated statements of operations. Similarly, stock-based compensation costs related to equity awards in the stock of SunEdison, Inc. and TerraForm Global, Inc. awarded to employees of the Company are allocated to the Company. The amount of stock-based compensation expense related to equity awards in the stock of SunEdison, Inc. and TerraForm Global, Inc. that was allocated to the Company was $0.9 million and $1.9 million for the for the three and six months ended June 30, 2017, respectively, as compared to $0.5 million and $1.1 million for the same periods in the prior year and is reflected in the unaudited condensed consolidated statements of operations within general and administrative expenses - affiliate and has been treated as an equity contribution from SunEdison within Net SunEdison investment on the unaudited condensed consolidated statement of stockholders' equity.

Restricted Stock Awards

RSAs provide the holder with immediate voting rights, but are restricted in all other respects until vested. Upon a termination of employment for any reason, any unvested shares of Class A common stock held by the terminated participant will be forfeited. All unvested RSAs are paid dividends and distributions. There were no unvested RSAs as of June 30, 2017.

The following table presents information regarding outstanding RSAs as of June 30, 2017 and changes during the period then ended:

	Number of RSAs Outstanding	Weighted-Average Grant-Date Fair Value Per Share	Aggregate Intrinsic Value (in millions)
Balance at January 1, 2017	366,195	$8.51
Converted	(366,195)	8.51
Balance as of June 30, 2017	—	$—	$—

No RSAs were granted during the six months ended June 30, 2017 or 2016. As of June 30, 2017, there was no unrecognized compensation cost in relation to outstanding RSAs.

Restricted Stock Units

RSUs will not entitle the holders to voting rights and holders of the RSUs will not have any right to receive dividends or distributions. The following table presents information regarding outstanding RSUs as of June 30, 2017 and changes during the period then ended:

	Number of RSUs Outstanding	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Life (In Years)
Balance at January 1, 2017	1,622,953
Granted	511,131
Converted	(67,629)
Forfeited	(542,138)
Balance as of June 30, 2017	1,524,317	$18.3	1.1

As of June 30, 2017, $9.6 million of total unrecognized compensation cost related to RSUs is expected to be recognized over a weighted average period of approximately 2.2 years. The weighted-average fair value of RSUs on the date of grant was $12.23 and $9.96 for the six months ended June 30, 2017 and 2016, respectively.

During the three months ended June 30, 2017, the Company awarded 308,034 RSUs to certain employees and executive officers of TerraForm Global, Inc. and the Company. These are time-based awards which will vest on the following schedule: 25% after one year, 25% after two years, and 50% after three years. The grant-date fair value of these awards was $3.8 million, which was calculated based on the Company's closing stock price on the date of grant, and will be recognized as compensation cost on a straight-line basis over the three year service period. On May 30, 2017, the Company awarded 7,632 RSUs to certain executive officers of the Company as compensation for services. Pursuant to the terms of the relevant RSU award agreement, these RSUs vest in full on October 31, 2017. The grant-date fair value of these awards was $0.1 million, which was calculated based on the Company's closing stock price on the date of grant, and will be recognized as compensation cost by the Company on a straight-line basis through October 31, 2017.

Stock Options

As of June 30, 2017, there was no unrecognized compensation cost in relation to outstanding stock options.

Merger Agreement

As discussed in Note 1. Nature of Operations and Basis of Presentation, on March 6, 2017, TerraForm Power entered into the Merger Agreement with certain affiliates of Brookfield. Pursuant to the TerraForm Power 2014 Second Amended and Restated Long-Term Incentive Plan, if the Merger is consummated, it will result in a change of control and all unvested equity awards will vest, which would result in a significant stock-based compensation charge in such period.